Accounts and Other Payable - Schedule of Contract Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Contract liabilities arising from:
Contract liabilities	$ 1,002,317	$ 1,312,735	$ 301,986
Internet Leads Generation and Marketing Service Income [Member]
Contract liabilities arising from:
Contract liabilities	907,480	1,256,307	225,632
Marketing and events income [Member]
Contract liabilities arising from:
Contract liabilities	$ 94,837	$ 56,428	$ 76,354